Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Other Operating Income

	2021	2020	2019
(in $ millions)	$	$	$
Government grant income	8	18	—
Others	4	15	14

	12	33	14

Summary of Other Operating Expense

	2021	2020	2019
(in $ millions)	$	$	$
Impairment of goodwill (Note 6)	8	28	28
Others	3	12	2

	11	40	30

Summary of Expenses by Nature
Total cost of revenue, sales and marketing expenses, general and administrative expenses and research and development expenses include expenses of the following nature:

	2021	2020	2019
(in $ millions)	$	$	$
Staff costs	1,019	639	600
Operation costs	462	425	545
Depreciation and amortization	345	387	647
Marketing expenses	177	65	111
Professional fees	82	56	60